Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of related party [text block] [Abstract]
Schedule of transactions with joint ventures
	For the year ended December 31
	2021	2020	2019
Sale of finished products	3,825	3,757	3,240
Revenue from services and consulting	116	87	222
Purchases of raw materials and other services	10,240	11,339	11,401

Schedule of outstanding at the reporting date
	For the year ended December 31
	2021	2020
Amounts owed by related parties, net	1,147	2,562

Schedule of corresponding exchange differences
	For the year ended December 31
	2021	2020
Amounts owed to related parties	1,335	4,778
Loans owed to related parties	7,115	15,844
Amounts owed to related parties	8,450	20,622

Current	8,450	8,459
Non-current	—	12,163

Schedule of loans to and from related parties
Loans to related parties	2021	2020	2019
Balance as of January 1	$304	$499	$542
Loans advanced	—	—	289
Loan repayments received	(28)	(195)	(332)
Balance as of December 31	$276	$304	$499

Loans from related parties	2021	2020	2019
Balance as of January 1	$15,844	$20,963	$24,557
Loans advanced	—	32	—
Loan repayments	(9,154)	(5,856)	(4,570)
Interest accrued	425	705	976
Balance as of December 31	$7,115	$15,844	$20,963

Schedule of consolidated statement of profit or loss
	For the year ended December 31
	2021	2020
Short-term employee benefits	$3,359	$2,617
Consulting fees	1,912	100
	$5,271	$2,717